UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON, D.C. 20549

                                   FORM N-PX

    ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT
                                     COMPANY

 INVESTMENT COMPANY ACT FILE NUMBER:     811-22525

 NAME OF REGISTRANT:                     Managed Portfolio Series



 ADDRESS OF PRINCIPAL EXECUTIVE OFFICES: 615 East Michigan Street
                                         Milwaukee, WI 53202

 NAME AND ADDRESS OF AGENT FOR SERVICE:  James R. Arnold, President
                                         Managed Portfolio Series,
                                         c/o U.S. Bancorp Fund Services,
                                         LLC
                                         777 East Wisconsin Ave, 5th
                                         Floor
                                         Milwaukee, WI 53202

 REGISTRANT'S TELEPHONE NUMBER:          414-765-6802

 DATE OF FISCAL YEAR END:                06/30

 DATE OF REPORTING PERIOD:               07/01/2015 - 06/30/2016


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

AC One China Fund
--------------------------------------------------------------------------------------------------------------------------
 ALIBABA GROUP HOLDING LIMITED                                                               Agenda Number:  934278359
--------------------------------------------------------------------------------------------------------------------------
        Security:  01609W102
    Meeting Type:  Annual
    Meeting Date:  08-Oct-2015
          Ticker:  BABA
            ISIN:  US01609W1027
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1A.    ELECTION OF DIRECTOR: JOSEPH C. TSAI (TO                  Mgmt          For                            For
       SERVE FOR A THREE YEAR TERM OR UNTIL SUCH
       DIRECTOR'S SUCCESSOR IS ELECTED OR
       APPOINTED AND DULY QUALIFIED)

1B.    ELECTION OF DIRECTOR: JONATHAN ZHAOXI LU                  Mgmt          For                            For
       (TO SERVE FOR A THREE YEAR TERM OR UNTIL
       SUCH DIRECTOR'S SUCCESSOR IS ELECTED OR
       APPOINTED AND DULY QUALIFIED)

1C.    ELECTION OF DIRECTOR: J. MICHAEL EVANS (TO                Mgmt          For                            For
       SERVE FOR A THREE YEAR TERM OR UNTIL SUCH
       DIRECTOR'S SUCCESSOR IS ELECTED OR
       APPOINTED AND DULY QUALIFIED)

1D.    ELECTION OF DIRECTOR: BORJE E. EKHOLM (TO                 Mgmt          For                            For
       SERVE FOR A THREE YEAR TERM OR UNTIL SUCH
       DIRECTOR'S SUCCESSOR IS ELECTED OR
       APPOINTED AND DULY QUALIFIED)

1E.    ELECTION OF DIRECTOR: WAN LING MARTELLO (TO               Mgmt          For                            For
       SERVE UNTIL THE COMPANY'S NEXT ANNUAL
       GENERAL MEETING OF SHAREHOLDERS OR UNTIL
       SUCH DIRECTOR'S SUCCESSOR IS ELECTED OR
       APPOINTED AND DULY QUALIFIED)

2.     RATIFY THE APPOINTMENT OF                                 Mgmt          For                            For
       PRICEWATERHOUSECOOPERS AS THE INDEPENDENT
       REGISTERED PUBLIC ACCOUNTING FIRM OF THE
       COMPANY.




--------------------------------------------------------------------------------------------------------------------------
 CTRIP.COM INTERNATIONAL, LTD.                                                               Agenda Number:  934308506
--------------------------------------------------------------------------------------------------------------------------
        Security:  22943F100
    Meeting Type:  Annual
    Meeting Date:  21-Dec-2015
          Ticker:  CTRP
            ISIN:  US22943F1003
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     THE RESOLUTION AS SET OUT IN ITEM 1 OF THE                Mgmt          For                            For
       NOTICE OF ANNUAL GENERAL MEETING REGARDING
       THE ADOPTION OF THE COMPANY'S SECOND
       AMENDED AND RESTATED MEMORANDUM AND
       ARTICLES OF ASSOCIATIONS OF THE COMPANY
       (THE  NEW M&AA ) TO: (I) INCREASE THE
       AUTHORIZED SHARE CAPITAL OF THE COMPANY
       FROM  US$1,000,000 DIVIDED INTO 100,000,000
       ORDINARY SHARES OF A NOMINAL OR PAR VALUE
       OF US$0.01 EACH  TO  US$1,750,000 DIVIDED
       INTO 175,000,000 ORDINARY SHARES OF A
       NOMINAL OR PAR VALUE OF US$0.01 EACH ; AND
       (II) INCORPORATE .. (DUE TO SPACE LIMITS,
       SEE PROXY MATERIAL FOR FULL PROPOSAL).




--------------------------------------------------------------------------------------------------------------------------
 WUXI PHARMATECH (CAYMAN) INC.                                                               Agenda Number:  934294961
--------------------------------------------------------------------------------------------------------------------------
        Security:  929352102
    Meeting Type:  Special
    Meeting Date:  25-Nov-2015
          Ticker:  WX
            ISIN:  US9293521020
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     IF AT THE MEETING, THE CHAIRMAN OF THE                    Mgmt          For                            For
       EXTRAORDINARY GENERAL MEETING CONCLUDES
       THAT SUFFICIENT PROXIES AND VOTES TO PASS
       THE SPECIAL RESOLUTION TO BE PROPOSED AT
       THE MEETING HAVE NOT BEEN RECEIVED AT THE
       TIME OF THE MEETING, AS AN ORDINARY
       RESOLUTION, THAT THE CHAIRMAN OF THE
       EXTRAORDINARY GENERAL MEETING BE INSTRUCTED
       TO ADJOURN THE MEETING IN ORDER TO ALLOW
       THE COMPANY TO SOLICIT ADDITIONAL PROXIES
       TO PASS THE SPECIAL RESOLUTION

2.     THAT THE AGREEMENT AND PLAN OF MERGER,                    Mgmt          For                            For
       DATED AS OF AUGUST 14, 2015, AND THE
       AMENDMENT THERETO, DATED AS OF OCTOBER 20,
       2015, (AS SO AMENDED, THE "MERGER
       AGREEMENT"), AMONG NEW WUXI LIFE SCIENCE
       LIMITED, AN EXEMPTED COMPANY WITH LIMITED
       LIABILITY INCORPORATED UNDER THE LAWS OF
       THE CAYMAN ISLANDS ("PARENT"), WUXI MERGER
       LIMITED, AN EXEMPTED COMPANY WITH LIMITED
       LIABILITY INCORPORATED UNDER THE LAWS OF
       THE CAYMAN ISLANDS AND A WHOLLY OWNED
       SUBSIDIARY OF PARENT ("MERGER SUB"),
       ...(DUE TO SPACE LIMITS, SEE PROXY MATERIAL
       FOR FULL PROPOSAL)

3.     THAT THE DIRECTORS AND OFFICERS OF THE                    Mgmt          For                            For
       COMPANY BE AUTHORIZED TO DO ALL THINGS
       NECESSARY TO GIVE EFFECT TO THE MERGER
       AGREEMENT, THE PLAN OF MERGER AND THE
       CONSUMMATION OF THE TRANSACTIONS, INCLUDING
       THE MERGER



* Management position unknown

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SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)         Managed Portfolio Series
By (Signature)       /s/ James R. Arnold
Name                 James R. Arnold
Title                President
Date                 08/17/2016